Net Interest Income - Summary of Net Interest Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Interest income from:
Deposits with banks	¥ 579,804	¥ 309,704	¥ 20,044
Call loans and bills bought	204,232	75,923	13,898
Reverse repurchase agreements and cash collateral on securities borrowed	204,133	54,693	6,633
Investment securities	493,708	218,011	123,194
Loans and advances	4,462,521	3,037,745	1,583,885
Total interest income	5,944,398	3,696,076	1,747,654
Interest expense from:
Deposits	2,173,245	1,068,750	101,991
Call money and bills sold	43,821	18,246	1,259
Repurchase agreements and cash collateral on securities lent	764,578	280,945	5,767
Borrowings	197,065	126,122	49,282
Debt securities in issue	740,769	373,313	106,505
Premiums for deposit insurance	26,333	22,915	37,970
Others	107,824	50,715	942
Total interest expense	4,053,635	1,941,006	303,716
Net interest income	¥ 1,890,763	¥ 1,755,070	¥ 1,443,938